Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents, currencies
	December 31,
	2025	2024
	U.S. Dollars (in thousands)
US Dollars	164,446	117,638
New Israeli Shekels	2,796	5,243
Other currencies	10,606	3,343

	177,848	126,224